Taxation - Summary of taxation charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Current	$ 4,017	$ 4,434	$ 5,092
Deferred	302	(393)	(1,260)
Total taxation charge	$ 4,319	$ 4,041	$ 3,832